Impairment Reversals (Losses) on Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Impairment Reversals (Losses) on Non-Current Assets

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Reversals of impairment losses on non-current assets:
on intangible assets		—	—	—
on tangible assets		—	—	—

	(A)	—	—	—

Impairment losses on non-current assets:
on intangible assets		30	—	240
on tangible assets		7	3	4

	(B)	37	3	244

Total	(A-B)	(37)	(3)	(244)